Advances to Suppliers (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Advances to Suppliers [Abstract]
Advance to suppliers percentage	99.30%
Advance to suppliers		$ 1.7